Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 148,084	$ 1,372,016	$ 25,494
Trade receivables, net	72,901	27,874	74,793
Lease receivable	93,735	4,297
Inventories, net	738,973	254,362	140,943
Prepaid expenses and deposits	191,705	124,144	9,570
TOTAL CURRENT ASSETS	1,245,398	1,782,693	250,800
Lease receivable	546,705	38,559
Fixed assets, net	238,629	268,981	139,823
Equipment on lease, net		496	1,457
Intangible assets, net	12,218	12,833	14,061
TOTAL ASSETS	2,042,950	2,103,562	406,141
CURRENT LIABILITIES
Trade and other payables	1,001,851	1,786,313	2,345,333
Deferred revenue	181,268	93,548	65,274
Operating lease liability	127,287	125,864	62,935
Loans payable	30,065	9,981	789,469
Derivative liability			2,856,569
Convertible notes payable	319,439	513,328	2,507,653
TOTAL CURRENT LIABILITIES	1,659,910	2,529,034	8,627,233
Operating lease liability	89,660	150,877	74,225
Loans payable	214,504	232,834
TOTAL LIABILITIES	1,964,074	2,912,745	8,701,458
Going concern (Note 2)
Commitments (Note 15)
Contingencies (Note 16)
Subsequent events (Note 18)
MEZZANINE EQUITY
Redeemable preferred stock	2,827,640	2,239,936	33,807
STOCKHOLDERS’ DEFICIT
Preferred stock, value	2,055,600	2,084,680	200
Common stock, value	114,892	94,018	1,146
Additional paid in capital, common stock	47,496,666	43,299,937	28,097,710
Discounts on common stock	(69,838)	(69,838)	(69,838)
Common stock to be issued	149,500	1,436,044	7,402,254
Obligation to issue warrants		163,998
Accumulated other comprehensive income	1,242,285	1,252,082	1,372,345
Accumulated deficit	(53,737,869)	(51,310,040)	(45,132,941)
TOTAL STOCKHOLDERS’ DEFICIT	(2,748,764)	(3,049,119)	(8,329,124)
TOTAL LIABILITIES MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIT	$ 2,042,950	$ 2,103,562	$ 406,141